Property, Plant, and Equipment - Components of Property, Plant, and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,202	$ 5,174	$ 4,886
Accumulated depreciation	(4,103)	(3,876)	(3,803)
Property, plant and equipment, net	1,099	1,298	1,083
Buildings and Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	579	579	556
Enterprise Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,743	1,744	1,532
Leaseholds [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,702	1,705	1,504
Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	979	971	940
Furniture [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 199	$ 175	$ 354